TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gross exposure according to balance [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	$ 952,625	$ 765,050
Other accounts receivable	135,459	209,925
Gross impaired exposure [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	(67,232)	(81,004)
Other accounts receivable
Exposure net of risk concentrations [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	885,393	684,046
Other accounts receivable	$ 135,459	$ 209,925